Commitments and Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Royalties	$ 44	$ 155
Contingent liability for royalties	$ 642
Operating lease expiration date	Feb. 28, 2022
Lease expense	$ 462	$ 430
Total bank guarantees provided to customers and others	375
Israel Innovation Authority [Member]
Grants received	$ 5,543
Israel Innovation Authority [Member] | Minimum [Member]
Royalties payable, percent of sales	3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties payable, percent of sales	5.00%
Grants received percentage	100.00%